Leases - Statement of Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	$ (3,644)
Unwinding of long-term liabilities (included in Financial results)	(419)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	(13,463)
Expenses related to low-value leases (include in Administrative expenses)	(314)
Production facilities and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	(1,834)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	$ (1,810)